UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07850

PNC Advantage Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Delaware Corporations LLC

800 Delaware Avenue

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period: February 28, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

PNC Advantage Funds

INVESTMENT ABBREVIATIONS AND DEFINITIONS

February 28, 2018 (Unaudited)

FRN —  Floating Rate Note. The rate shown is the rate in effect on February 28, 2018, and the date shown is the final maturity date, not the next reset or put date. The rate floats based upon the published reference rate and spread disclosed in the Schedule of Investments.

LLC — Limited Liability Company

USBMMY3M — U.S. Treasury 3 Month Bill Money Market Yield

See Notes to Schedule of Investments.

PNC Advantage Institutional Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 64.3%
U.S. Treasury Bills† — 47.0%
0.936%, 03/01/18	$14,000	$ 14,000
1.320%, 03/15/18	16,000	15,993
1.370%, 03/22/18	15,500	15,488
1.470%, 03/29/18	18,000	17,979
1.490%, 04/05/18	17,000	16,979
1.503%, 04/12/18	20,000	19,965
1.086%, 04/19/18	14,000	13,973
1.450%, 04/26/18	17,000	16,962
1.550%, 05/03/18	13,000	12,970
1.530%, 05/10/18	2,000	1,994
1.600%, 05/17/18	12,000	11,963
0.968%, 05/24/18	25,000	24,911
1.650%, 05/31/18	7,000	6,975
1.490%, 06/21/18	4,000	3,982
1.730%, 07/05/18	8,000	7,956
1.770%, 07/12/18	8,000	7,954
1.800%, 07/19/18	5,000	4,969
1.708%, 08/09/18	3,000	2,977
1.771%, 08/16/18	8,000	7,934

		225,924

U.S. Treasury Notes — 17.3%
1.842% (USBMMY3M+0.190%), 04/30/18 (FRN)	12,000	12,003
1.826% (USBMMY3M+0.174%), 07/31/18 (FRN)	5,000	5,004
1.822% (USBMMY3M+0.170%), 10/31/18 (FRN)	3,000	3,003
1.792% (USBMMY3M+0.140%), 01/31/19 (FRN)	24,000	24,034
1.722% (USBMMY3M+0.070%), 04/30/19 (FRN)	39,000	39,031

		83,075

Total U.S. Treasury Obligations (Cost $308,999)		308,999

	Number of Shares
MONEY MARKET FUND — 0.2%
Invesco Treasury Portfolio,
Institutional Class 1.290% (A)	1,112,093	1,112

Total Money Market Fund (Cost $1,112)		1,112

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — 36.8%
Goldman Sachs & Co.
1.250% (dated 02/28/18, due 03/01/18, repurchase price $27,000,938, collateralized by U.S. Treasury Bill and U.S. Treasury Note, 0.000% and 2.250%, due 03/01/18 and 02/15/21, total value $27,540,045)	$27,000	$27,000
HSBC Securities USA
1.350% (dated 02/28/18, due 03/01/18, repurchase price $50,001,875, collateralized by U.S. Treasury Bond, 3.000%, due 05/15/42, total value $51,001,849)	50,000	50,000
RBC Capital Markets LLC
1.330% (dated 02/28/18, due 03/01/18, repurchase price $50,001,847, collateralized by U.S. Treasury Inflation Indexed Bond and U.S. Treasury Note, 2.125% to 3.875%, due 08/15/21 and 04/15/29, total value $51,002,084)	50,000	50,000
Toronto Dominion Securities LLC
1.340% (dated 02/28/18, due 03/01/18, repurchase price $50,001,861, collateralized by U.S. Treasury Note, 2.250%, due 01/31/24, total value $51,000,061)	50,000	50,000

Total Repurchase Agreements (Cost $177,000)		177,000

TOTAL INVESTMENTS — 101.3% (Cost $487,111)		487,111

Liabilities in Excess of Other Assets — (1.3)%		(6,416)

TOTAL NET ASSETS — 100.0%		$480,695

† The rate shown is the effective yield at purchase date.

(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedule of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2018 is as follows (See Note 2 in Notes to Schedule of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Money Market Fund	$1,112	$–	$–	$1,112
Repurchase Agreements	–	177,000	–	177,000
U.S. Treasury Obligations	–	308,999	–	308,999

Total Assets - Investments in Securities	$1,112	$485,999	$–	$487,111

There were no transfers between Levels during the nine-month period ended February 28, 2018.

See Notes to Schedule of Investments.

PNC Advantage Funds

NOTES TO SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

1. Fund Organization

PNC Advantage Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Trust currently offers one diversified investment portfolio, PNC Advantage Institutional Treasury Money Market Fund (the “Fund”).

2. Significant Accounting Policies

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments. Actual results could differ from those estimates. The Fund is considered an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

Investment Valuation

The investments of the Fund, other than investments in other money market funds, funding agreements and repurchase agreements, are valued at amortized cost, which approximates fair value in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its investments using available market quotations, or value pursuant to methods approved by the Board of Trustees (the “Board”). No such investments held on February 28, 2018 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values (“NAV”) as determined by those funds each business day.

Investments in repurchase agreements and funding agreements are generally valued at par, which approximates fair value, each business day.

Fair value represents the price that the Fund would expect to receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

•	Level 1 — quoted prices in active markets for identical assets and liabilities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

•	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

Fixed Income Securities, Money Market Fund Investments Valued at Amortized Cost and Funding and Repurchase Agreements Valued at Par – independent pricing service-supplied valuations or quoted prices for similar securities or obligations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of securities or obligations of comparable quality, stability, risk, coupon, collateral (as applicable), maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities or obligations.

•	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on the Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

The Fund recognizes transfers into and out of levels, if any, at the end of the reporting period. The valuation hierarchy of the Fund’s securities as of February 28, 2018 can be found at the end of the Fund’s Schedule of Investments.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Transactions

Investment transactions are recorded on a trade date basis for financial statement preparation purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with a value no less than the repurchase price (including accrued interest). A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral security declines or if the seller enters an insolvency proceeding, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral security and recovery of any losses incurred.

3. Certain Principal Risks

An investment in the Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Fund. Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

Credit/Counterparty Risk. The values of debt securities and other investments involving an obligation, such as derivative investments or repurchase obligations, may be affected by the ability of the issuer or the respective counterparties to make principal and interest payments or otherwise meet payment obligations to the Fund. If an issuer or counterparty cannot or will not meet its payment obligations or if its credit rating is lowered or its financial strength deteriorates, the values of its debt securities or other instruments may fall. Certain obligations issued by U.S. government agencies, authorities, instrumentalities, or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and Federal Home Loan Banks, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity’s own resources.

Government Securities Risk. Concerns about the capacity of the U.S. government to meet its obligations may negatively impact the price of securities held by the Fund.

Interest Rate Risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the longer the maturity or duration of a debt security (or a portfolio of such securities), the more the value of that security (or portfolio of securities) will change as a result of changes in interest rates. Interest rate risk may be heightened when interest rates are below or significantly below historical averages. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. Recent and potential future changes in government policy may affect interest rates.

PNC Advantage Funds

NOTES TO SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

Management and Operational Risk. An investment in the Fund is subject to management risk because the Fund is actively managed. The Adviser will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired outcome. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser in managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, the Fund’s counterparties, market participants, issuers of securities held by the Fund, or the systems or technology on which the Fund may rely, may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations, such as calculating the Fund’s NAV or processing redemptions.

The Fund may invest up to 5% of its total net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities. Liquid investments made by the Fund may become illiquid after their purchase by the Fund, potentially rapidly and unexpectedly. The Adviser’s determination that an investment should be treated as liquid for purposes of this policy provides no assurance that the investment will not become illiquid at a later time or that the investment will be sold at or near the price at which the Fund has valued the investment. Restricted securities, including securities acquired under the provisions of Rule 144A, are a type of security that may only be resold to certain eligible qualified buyers and may be considered illiquid. Any such security acquired under the provisions of Rule 144A will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in the Fund’s Schedule of Investments.

4. Subsequent Events

Subsequent events have been evaluated through the date the Schedule of Investments was issued. There were no material subsequent events identified which required adjustment to, or additional disclosure in, the Schedule of Investments.

On March 1, 2018, the Fund reorganized into PNC Treasury Plus Money Market Fund, a newly created series of PNC Funds, a Delaware statutory trust (the “PNC Funds Trust”). PNC Treasury Plus Money Market Fund has principal investment strategies identical to those of the Fund and is managed by the same investment adviser and portfolio management team as the Fund. On March 1, 2018, each shareholder of the Fund received shares of the corresponding class of shares of PNC Treasury Plus Money Market Fund equal in number and value to the shares held as of the close of business on February 28, 2018. The respective share classes of PNC Treasury Plus Money Market Fund assumed the performance, financial and other historical information of the Fund. Furthermore, PNC Treasury Plus Money Market Fund continued to hold the same portfolio of securities previously held by the Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Advantage Funds

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	4/25/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	4/25/18

By (Signature and Title)*	/s/ John Kernan
John Kernan, Vice President and Treasurer
(principal financial officer)

Date	4/25/18

* Print the name and title of each signing officer under his or her signature.